Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company
MetLife Insurance Company of Connecticut
(A Wholly-Owned Subsidiary of MetLife, Inc.)

Schedule II

Condensed Financial Information
(Parent Company Only)
December 31, 2011 and 2010
(In millions, except share and per share data)

	2011	2010
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $31,856 and $33,974, respectively)	$34,063	$34,300
Equity securities available-for-sale, at estimated fair value (cost: $288 and $420, respectively)	244	396
Other securities, at estimated fair value	40	0
Mortgage loans (net of valuation allowances of $37 and $54, respectively)	5,109	4,698
Policy loans	1,101	1,127
Real estate and real estate joint ventures	351	329
Other limited partnership interests	1,141	1,057
Short-term investments, principally at estimated fair value	1,581	1,098
Investment in subsidiaries	5,753	4,233
Loans to subsidiaries	305	0
Other invested assets, principally at estimated fair value	2,095	1,481
Total investments	51,783	48,719
Cash and cash equivalents, principally at estimated fair value	379	1,364
Accrued investment income	358	377
Premiums, reinsurance and other receivables	6,993	6,549
Receivables from subsidiaries	728	665
Deferred policy acquisition costs and value of business acquired	1,184	1,966
Current income tax recoverable	66	16
Deferred income tax assets	0	938
Goodwill	885	885
Other assets	155	149
Separate account assets	15,739	19,184
Total assets	$78,270	$80,812
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits	$19,509	$19,453
Policyholder account balances	24,605	25,837
Other policy-related balances	730	485
Payables for collateral under securities loaned and other transactions	6,375	6,857
Long-term debt — affiliated	750	750
Current income tax payable	42	0
Other liabilities	817	767
Separate account liabilities	15,739	19,184
Total liabilities	68,567	73,333
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
outstanding at December 31, 2011 and 2010	86	86
Additional paid-in capital	6,673	6,719
Retained earnings	1,173	457
Accumulated other comprehensive income (loss)	1,771	217
Total stockholders'equity	9,703	7,479
Total liabilities and stockholders' equity	$78,270	$80,812

See accompanying notes to the condensed financial information.

	2011	2010	2009
Condensed Statements of Operations
Revenues
Premiums	$148	$148	$141
Universal life and investment-type product policy fees	632	633	631
Net investment income	1,943	2,018	1,895
Equity in earnings from subsidiaries	640	193	(394)
Other revenues	154	162	328
Net investment gains (losses):
Other-than-temporary impairments on fixed maturity securities	(53)	(97)	(534)
Other-than-temporary impairments on fixed maturity securities transferred to other
comprehensive income (loss)	(3)	47	160
Other net investment gains (losses)	70	152	(418)
Total net investment gains (losses)	14	102	(792)
Net derivative gains (losses)	241	(67)	(405)
Total revenues	3,772	3,189	1,404
Expenses
Policyholder benefits and claims	755	800	801
Interest credited to policyholder account balances	710	691	801
Other expenses	784	744	506
Total expenses	2,249	2,235	2,108
Income (loss) before provision for income tax	1,523	954	(704)
Provision for income tax expense (benefit)	290	235	(172)
Net income (loss)	$1,233	$719	$(532)

Comprehensive income (loss)	$2,787	$1,725	$1,515

See accompanying notes to the condensed financial information.

	2011	2010	2009

Condensed Statements of Cash Flows
Cash flows from operating activities
Net cash provided by operating activities	$886	$1,129	$993
Cash flows from investing activities
Sales, maturities and repayments of:
Fixed maturity securities	13,921	13,203	10,125
Equity securities	163	127	129
Mortgage loans	552	279	429
Real estate and real estate joint ventures	12	14	3
Other limited partnership interests	159	92	94
Purchases of:
Fixed maturity securities	(11,658)	(13,715)	(9,247)
Equity securities	(22)	(38)	(61)
Mortgage loans	(946)	(868)	(531)
Real estate and real estate joint ventures	(83)	(80)	(19)
Other limited partnership interests	(214)	(204)	(127)
Cash received in connection with freestanding derivatives	375	93	225
Cash paid in connection with freestanding derivatives	(453)	(102)	(434)
Issuances of loans to affiliates	(305)	0	0
Net change in policy loans	26	12	12
Net change in short-term investments	(487)	(169)	619
Net change in other invested assets	(389)	(401)	(941)
Net cash provided by (used in) investing activities	651	(1,757)	276
Cash flows from financing activities
Policyholder account balances:
Deposits	14,151	20,496	15,236
Withdrawals	(15,754)	(21,062)	(17,667)
Net change in payables for collateral under securities loaned and other transactions	(482)	1,295	(1,421)
Net change in short-term debt	0	0	(300)
Long-term debt repaid	0	(200)	0
Financing element on certain derivative instruments	127	(24)	(53)
Return of capital	(47)	0	0
Dividends on common stock	(517)	(330)	0
Net cash (used in) provided by financing activities	(2,522)	175	(4,205)
Change in cash and cash equivalents	(985)	(453)	(2,936)
Cash and cash equivalents, beginning of year	1,364	1,817	4,753
Cash and cash equivalents, end of year	$379	$1,364	$1,817
Supplemental disclosures of cash flow information:
Net cash paid (received) during the year for:
Interest	$64	$74	$73
Income tax	$(66)	$98	$76

See accompanying notes to the condensed financial information.

MetLife Insurance Company of Connecticut
(A Wholly-Owned Subsidiary of MetLife, Inc.)

Schedule II

Notes to the Condensed Financial Information
(Parent Company Only)

1. Basis of Presentation

The condensed financial information of MetLife Insurance Company of Connecticut (the “Parent Company”) should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

Certain amounts in the prior years' condensed unconsolidated financial statements have been reclassified to conform with the 2011 presentation.

2.  Support Agreements

The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Europe Limited (“MetLife Europe”), an Ireland company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MetLife Europe to have capital and surplus equal to the greater of (a) €14 million, or (b) such amount that will be sufficient to provide solvency cover equal to 150% of the minimum solvency cover required by applicable law and regulation, as interpreted and applied by the Irish Financial Services Regulatory Authority or any successor body.

The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited (“MAL”), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of (a) £50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the “FSA”) or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body.